UniqueLoanID	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	S&P Compliance Grade	Fitch Compliance Grade	Moody's Compliance Grade	DBRS Compliance Grade
10000001	3	[3] TIL Incomplete [2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer	Final TIL is inomplete due to being a signed estimated copy.	TESTED		TR Tested	RB	B	B	B
10000002	3	[3] TIL Incomplete [2] State - Missing Rate Lock [2] Initial GFE Incomplete [2] Initial TIL Incomplete	Final TIL incomplete due to missing top portion of document.	TESTED		TR Tested	RB	B	B	B
10000003	3	[3] TIL Missing		NO		TNR Testing Not Required	RB	B	B	B
10000004	2	[2] State - Missing Application Disclosure [2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application					RB	B	B	B
10000005	3
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date

Finance charges under disclosed by $449.89 which exceeds the $100 tolerance for purchase transactions. Loan Information Summary Transcript did not disclose a closing attorney fee of $450 as a prepaid finance charge.

					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
10000006	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Date not within 3 days of Initial Application Date	Finance charges under disclosed by $ 57.90 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
10000007	3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [3] State Grace Period Below Minimum [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing	Grace period of 14 days is less than the minimum of 15 days grace period as required for the state of Mississippi.	YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	RD	D	D	D
10000008	3
[3]   HUD-1 Missing
[2]   State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer
[2]   State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note
[2]   Initial GFE Missing
[2]   Initial TIL Missing

				NO		TNR Testing Not Required	RD	D	D	D
10000009	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					RA	A	A	A
10000010	3
[3]   State Late Charge Not Standard
[2]   Evidence of Single Premium Credit Insurance With Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Consumer Disclosure Statement
[2]   State - Missing Application Disclosure
[2]   Initial TIL Missing

Evidence of credit life insurance with a single payment of an annual premium of $5,832. Insurance is optional.  Evidence of credit disability insurance with a single payment of an annual premium of $3,057.73. Insurance is optional.
Late charge fee of 10% exceeds the max allowed of 5% for the state of Wisconsin.

						Late Charge	RC	C	C	C
10000011	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Affidavit of Affixation (of manufactured home)
[2]   State - Missing Separate and distinct Prepayment Penalty Disclosure on the Note
[2]   State - Missing Documentation of Fees paid to Third Parties
[2]   State - Missing Licensee Name Number and NMLS Unique Identifier on the application
[2]   Initial TIL Missing

							RB	B	B	B
10000012	3
[3]   ROR Violation Funding date is prior to or equals the ROR End Date
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Disclosure
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   State - Missing  Fair Credit Reporting Act Notice
[2]   Initial TIL Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)

			ROR executed by borrowers 1/XX/2007 with expiration of rescission period noted as 1/XX/2007. HUD reflects a funding date of 1/XX/2007, equal to the rescission period execution date.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
10000013	3
[3]   MN Subprime loan
[2]   Initial TIL Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Interest Rate Disclosre
[2]   State - Missing Non Agency Disclosure

MN Subprime Loan.  Stated APR (9.729%) and audited APR (9.7439%) exceeds MN Subprime APR threshold for fixed rate loans of 7.72% (3% over applicable t-bill, 4.72%).  Prepayment penalty provisions are prohibited on MN subprime loans as of 8/1/07.  Loan appears to be a compliant MN subprime loan.

No explicit assignee liability but because of the penalties, assignees could be impacted. Private right of action is available for borrowers that are injured (that term is not defined). Courts award the following: Civil penalties not to exceed $10,000 per violation ;Actual, incidental, and consequential damages ;Statutory damages equal to the amount of lender fees included in the loan ;Punitive damages if appropriate ;Court costs and reasonable attorneys fees.

						State HPML - Compliant	RB	B	B	B
10000014	2	[2] Initial GFE Missing [2] Initial TIL Missing					RB	B	B	B
10000015	1						RA	A	A	A
10000016	3
[3]   HUD-1 Incomplete
[2]   State - Missing Broker Agreement
[2]   State - Missing Notice of Residential Mortgage Loan Applicants
[2]   State - Missing Application Disclosure / Choice of Agent and Insurer Notice
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[2]   Credit Score Disclosure Not Present

			Incomplete HUD due to missing exhibit on line 1305.	YES		TR Indeterminable (UAL State)	RD	D	D	D
10000017	3	[3] TIL Incomplete [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing	TIL incomplete; estimated copy.	NO		TNR Testing Not Required	RB	B	B	B
10000018	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Refinance Dislcosure
[2]   State - Missing Guaranty Terms Agreement
[2]   State - Missing Tangible Net Benefit Disclosure

							RB	B	B	B
10000019	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date					RB	B	B	B
10000020	3
[3]   TIL Missing
[3]   ROR Missing
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Disclosure
[2]   State - Missing Commitment Disclosure
[2]   State - Missing Affidavit of Borrower Under Residential Mortgage Act
[2]   State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1
[2]   Initial GFE Missing
[2]   Initial TIL Missing

				YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR TIL Deficiency	RB	B	B	B
10000021	3
[3]   TIL Missing
[3]   ROR Missing
[2]   Affiliated Business Doc Missing
[2]   State - Missing Mortgage Banker Disclosure
[2]   State - Missing Residential Mortgage Loan Originator Disclosure
[2]   State - Missing Loan Agreement Rider
[2]   State - Missing Collateral Protection Insurance Notice
[2]   State - Missing Notice of Penalties for Making False or Misleading Written Statement
[2]   State - Missing Complaints and Inquiries Notice
[2]   Initial GFE Missing
[2]   Initial TIL Missing

				YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR TIL Deficiency	RB	B	B	B
10000022	2	[2] Initial GFE Missing [2] Initial TIL Missing					RB	B	B	B
10000023	3
[3]   ROR Missing
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Mortgage Broker Dislcosure
[2]   State - Missing Title Protection Disclosure
[2]   State - Missing Choice of Insurance Disclsoure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial GFE Missing
[2]   Initial TIL Missing

			Finance charges under disclosed by $493.52 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.
APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. // ROR - 3yrs for rescindable transactions. The loan is outside the SOL.
						TILA SOL Expired	RB	B	B	B
10000024	3
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   Affiliated Business Doc Missing
[2]   State - Missing Interest Rate Disclosre
[2]   State - Missing Mortgage Originator Disclosure
[2]   State - Missing Notice of Right to Discontinue Escrow
[2]   Initial GFE Missing
[2]   Initial TIL Missing

			Finance charges under disclosed by $515.81 which exceeds the $100 tolerance for purchase transactions. TIL itemization did not disclose an appraisal fee of $575 as prepaid finance charge.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
10000025	2
[2]   Affiliated Business Doc Missing
[2]   State - Missing  Residential Property Disclosure / Homeowner's Certification of Principal Residence
[2]   State - Missing Attorneys' Fees Disclosure
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing Home Buyers Property Tax Payment Option
[2]   State - Missing MD Mandatory Arbitration Disclosure
[2]   State - Missing MD No Escrow Account Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Commercially Reasonable Means or Mechanism Worksheet / Ability to Repay
[2]   State - Missing Wet Settlement / Delivery of Net Proceeds Authorization
[2]   State - Missing Disclosure of Seller-Paid Fees
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Net Tangible Benefit Worksheet
[2]   State - Missing Office of Finance, Treasury Division Finance Affidavit
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   State - Missing Credit Grantor Election
[2]   State - Missing MD Notice of Housing Counseling and Services disclosure

							RB	B	B	B
10000026	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					RA	A	A	A
10000027	3
[3]   HUD-1 Incomplete
[3]   Initial TIL Missing
[3]   TIL Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Mortgage Banker Disclosure
[2]   State - Missing Residential Mortgage Loan Originator Disclosure
[2]   State - Missing Loan Agreement Rider
[2]   State - Missing Collateral Protection Insurance Notice
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Notice of Penalties for Making False or Misleading Written Statement
[2]   State - Missing Disclosure of Multiple Roles in a Consumer Real Estate Transaction
[2]   State - Missing Disclosure Statement Required for Residential Construction Contract
[2]   State - Missing Complaints and Inquiries Notice
[2]   Initial GFE Missing

			Final HUD is incomplete due to not being signed by the borrower.	YES	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TR HUD Deficiency	RD	D	D	D
10000028	2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
[2]   Initial TIL Missing

							RB	B	B	B
10000029	2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE

							RB	B	B	B
10000030	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Borrower's Bill of Rights					RB	B	B	B
10000031	1						RA	A	A	A
10000032	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing					RB	B	B	B
10000033	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note					RB	B	B	B
10000034	3
[3]   TIL Missing
[3]   ROR Missing
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Attorney Disclosure
[2]   State - Missing Insurance Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)

				YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR TIL Deficiency	RB	B	B	B
10000035	3
[3]   TIL Incomplete
[2]   Affiliated Business Doc Missing
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Initial TIL Missing
[2]   Credit Score Disclosure Not Present

			Final TIL incomplete due to not being signed or dated by the borrowers.	TESTED		TR Tested	RB	B	B	B
10000036	3
[3]   TIL Missing
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing

				NO		TNR Testing Not Required	RB	B	B	B
10000037	1						RA	A	A	A
10000038	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Initial TIL Date not within 3 days of Initial Application Date	Finance charges under disclosed by $209.93 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
10000039	2	[2] Initial TIL Date not within 3 days of Initial Application Date					RB	B	B	B
10000040	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)
Finance charges under disclosed by $772.45 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose the attorney fee of $750 or a phone/ fax/copy  fee of $25 as prepaid finance charges.

					Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
10000041	2	[2] Initial GFE Missing [2] Initial TIL Missing					RB	B	B	B
10000042	2
[2]   State - Missing Notice to Purchaser-Mortgagor
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Pre-Application Dislcosure
[2]   State - Missing Notice of Material Change of Mortgage Loan Terms

							RB	B	B	B
10000043	3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$100 for Purchase
APR under disclosed by .3141 which exceeds the .125 tolerance.
Finance charges under disclosed by $3893.69 which exceeds the $100 tolerance for purchase transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a Seller credit on page one of HUD for $1000 which is not itemized therefore seller credit applied to non APR fees first.

APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

						TILA SOL Expired	RB	B	B	B
10000044	3
[3]   TIL Missing
[3]   ROR Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Mortgage Banker Disclosure
[2]   State - Missing Loan Agreement Rider
[2]   State - Missing Collateral Protection Insurance Notice
[2]   State - Missing Notice of Penalties for Making False or Misleading Written Statement
[2]   Initial GFE Missing
[2]   Initial TIL Missing

				YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR TIL Deficiency	RB	B	B	B
10000045	2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure

							RB	B	B	B
10000046	2	[2] Initial GFE Missing [2] Initial TIL Missing					RB	B	B	B
10000047	1						RA	A	A	A
10000048	2	[2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement					RB	B	B	B
10000049	3
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Borrower Information Document
[2]   State - Missing Broker Agreement
[2]   State - Missing Rate and Points Lock/Float Agreement
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Escrow Account Disclosure Agreement
[2]   State - Missing Collateral Protection Act Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   State - Missing Loan Brokerage Disclosure Statement
[2]   Initial GFE Missing
[2]   Initial TIL Missing

			Finance charges under disclosed by $877.34 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
10000050	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Collateral Protection Insurance Notice [2] State - Missing Complaints and Inquiries Notice					RB	B	B	B
10000051	2
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Impound Authorization Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing

							RB	B	B	B
10000052	2	[2] Initial TIL Missing					RB	B	B	B
10000053	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Mortgage Consumer Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Application Disclosure
[2]   State - Missing Freedom to Choose / Anti-Coercion Disclosure

							RB	B	B	B
10000054	2
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing

							RB	B	B	B
10000055	1						RA	A	A	A
10000056	2	[2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)					RB	B	B	B
10000057	2	[2] State - Missing Application Disclosure [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Borrower's Choice of Attorney Disclosure					RB	B	B	B
10000058	2	[2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Notice to Cosigner					RB	B	B	B
10000059	2
[2]   State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer
[2]   State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)

							RB	B	B	B
10000060	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] Initial TIL Missing					RB	B	B	B
10000061	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					RA	A	A	A
10000062	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   Initial TIL Missing

							RB	B	B	B
10000063	2	[2] State - Missing Supplement to Good Faith Estimate (GFE) Tradeoff Table [2] State - Missing Appraisal Notice [2] Initial TIL Missing					RB	B	B	B
10000064	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Initial TIL Missing					RB	B	B	B
10000065	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing					RB	B	B	B